Summary of Significant Accounting Principles - Credit Card and Deposit Arrangements (Details)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Endorsing organization agreements minimum term	2 years
Endorsing organization agreements maximum term	5 years